Trade and other receivables, net - Narrative (Details) $ in Thousands	Dec. 31, 2019 USD ($) company	Dec. 31, 2018 USD ($)
Disclosure of financial assets that are either past due or impaired [line items]
Number of well-known multinational companies with good credit quality standing | company	24
Trade and other receivables | Later than six months
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	$ 381	$ 318
Trade and other receivables | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	$ 11,284	$ 5,052
Proportion of outstanding unimpaired trade receivables (as a percent)	26.00%	89.00%